FORM N-CSRS

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAM STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171

DATE OF FISCAL YEAR END:                                DECEMBER 31, 2005
DATE OF REPORTING PERIOD:                               JUNE 30, 2005


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Semi Annual Report that was transmitted to shareholders can be found below.

                      ===================================


                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND


                      ===================================



                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                                20 William Street
                         Wellesley, Massachusetts 02481


                      ===================================

                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                      ===================================

The purpose of the Fund is to provide all major constituencies of investors concerned with the application of philosophical, ethical, religious, and social justice criteria to their investment portfolios with the opportunity to achieve the overall unmanaged equity market returns through a strategy of passive index replication ("indexing").

The investment objective of the Fund is long-term capital appreciation. For the information of investors the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.

  Comparison of the Change in Value of a $10,000 Investment in the Principled
           Equity Market Fund, the Standard & Poors 500 Index and the
                              Wilshire 5000 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE       WILSHIRE 5000
DECEMBER 31, 1996       $10,000.00       $10,000.00         $10,000.00
JUNE 30, 1997           $11,790.00       $12,060.68         $11,762.60
DECEMBER 31, 1997       $13,100.47       $13,336.28         $13,129.82
JUNE 30, 1998           $15,507.30       $15,698.43         $15,160.48
DECEMBER 31, 1998       $16,797.03       $17,147.65         $16,204.95
JUNE 30, 1999           $18,674.35       $19,270.77         $18,128.03
DECEMBER 31, 1999       $20,351.14       $20,755.72         $20,024.21
JUNE 30, 2000           $20,625.39       $20,667.73         $19,885.24
DECEMBER 31, 2000       $19,586.95       $19,329.84         $18,279.67
JUNE 30, 2001           $18,310.81       $18,035.31         $17,223.31
DECEMBER 31, 2001       $16,553.01       $17,032.28         $16,274.42
JUNE 30, 2002           $14,654.84       $14,791.07         $14,359.19
DECEMBER 31, 2002       $13,408.54       $13,267.10         $12,879.82
JUNE 30, 2003           $14,717.27       $14,828.27         $14,541.99
DECEMBER 31, 2003       $16,960.78       $17,073.95         $16,954.63
JUNE 30, 2004           $17,632.50       $17,661.94         $17,632.08
DECEMBER 31, 2004       $18,701.98       $18,931.96         $19,069.65
JUNE 30, 2005           $18,471.25       $18,778.78         $19,078.84


------------------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return

------------------------------------------------------------------------------
                                                             From
          Six Months*     1 Year     3 Year     5 Year     Inception
         --------------------------------------------------------------
           (1.23)%        4.76%      8.02%      (2.18)%      7.49%
         --------------------------------------------------------------


------------------------------------------------------------------------------
* Not annualized for the period from December 31, 2004 to June 30, 2005. The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
------------------------------------------------------------------------------

                                Expense Example

This example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2005 to June 30, 2005.

Actual Expenses
The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estime the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                            Expenses Paid
                     Beginning             Ending           During Period*
                     Account Value         Account Value    January 1, 2005 -
                     January 1, 2005       June 30, 2005    June 30, 2005
                     ---------------       --------------   -----------------
Actual                   $1,000              $  987.70        $3.55

Hypothetical             $1,000              $1,021.17        $3.62
(5% return before
expenses)

* Expenses are equal to the Trust's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005
                                   (Unaudited)

Assets:
Investments at quoted market value (cost $22,724,256;
 see Schedule of Investments, Notes 1, 2, & 6).......   $  32,651,971
Cash ................................................          74,833
Dividends and interest receivable....................          41,344
                                                        -------------
    Total assets.....................................      32,768,148
                                                        -------------

Liabilities:
Accrued expenses and other liabilities (Note 3)......          33,762
                                                        -------------
    Total liabilities................................          33,762
                                                        -------------

Net Assets:
Capital stock (2,750,000 shares authorized at no par
 value, amount paid in on 2,152,799 shares outstanding)
 (Note 1)............................................      24,574,607
Accumulated undistributed net investment income
 (Note 1)............................................         173,759
Accumulated realized gain from security transactions
(Note 1).............................................      (1,941,695)
Net unrealized appreciation in value of investments
(Note 2).............................................       9,927,715
                                                        -------------
   Net assets (equivalent to $15.21 per share, based
    on 2,152,799 capital shares outstanding).........   $  32,734,386
                                                        =============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2005
                                   (Unaudited)


Income:
 Dividends...........................................   $     277,334
 Interest............................................             485
                                                        -------------
    Total income.....................................         277,819
                                                        -------------

Expenses:
 Management fees, net (Note 3).......................          40,128
 Insurance expense...................................          17,286
 Administration fees (Note 4)........................          13,923
 Trustees' fees and expenses.........................          12,679
 Legal fees..........................................           9,946
 Audit and accounting fees...........................           8,205
 Transfer fees (Note 4)..............................           5,968
 Custodian fees......................................           3,978
 Other expenses......................................           3,848
                                                        -------------
    Total expenses...................................         115,961
                                                        -------------
Net investment income................................         161,858
                                                        -------------
Realized and unrealized loss on investments:
  Realized gain on investments-net...................          58,895
  Decrease in net unrealized appreciation in
   investments.......................................        (646,374)
                                                        -------------
    Net loss on investments..........................        (587,479)
                                                        -------------
Net decrease in net assets resulting from operations.   $    (425,621)
                                                        =============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                            Six Months         Year
                                              Ended           Ended
                                          June 30, 2005    December 31
                                           (Unaudited)         2004
                                          -------------    ----------
From operations:
 Net investment income................... $    161,858        408,881
 Realized gain on investments, net.......       58,895        154,063
  Decrease (increase) in net unrealized
  appreciation in investments............     (646,374)     2,531,956
                                          -------------   -----------
    Net decrease (increase) in net assets
            resulting from operations....     (425,621)     3,094,900
                                          -------------   -----------
Distributions to shareholders:
 From net investment income
($0.19 per share in 2004)................       --          (406,388)
From net realized gain on investments....       --             --
                                          -------------   -----------
  Total distributions to shareholders....       --          (406,388)
                                          -------------   -----------

From capital share transactions:
                        Number of Shares
                         2005      2004
                       --------- ---------
Proceeds from sale of
  shares..............   1,320       403        20,000         5,845
Shares issued to
 shareholders in
 distributions
 reinvested..........     --      20,896          --         319,080
Cost of shares
 redeemed............    7,900     2,449      (112,753)      (34,786)
                       --------- -------- -------------   -----------
Decrease (increase)
 in net assets
 resulting
 from capital
 share transactions..   (6,580)  (22,942)      (92,753)      290,139
                       ======== ========= -------------   -----------

Net decrease (increase) in net assets....     (518,374)    2,978,651
Net assets:
  Beginning of period....................   33,252,760    30,274,109
                                          -------------   -----------
  End of period ( including undistributed
   net investment income of $173,759 and
   $11,901, respectively)................. $32,734,386   $33,252,760
                                          =============  ============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

                         Six
                        Months     Year      Year      Year      Year
                         Ended     Ended     Ended     Ended     Ended
                        June 30,   December  December  December  December
                         2005      31, 2004  31, 2003  31, 2002  31, 2001
                      (Unaudited)

Investment income ...... $ 0.46    $ 0.31    $ 0.21     $ 0.20    $ 0.17
Expenses, net...........   0.19      0.11      0.10       0.10      0.07
                        ------------------------------------------------
Net investment income ..   0.27      0.20      0.11       0.10      0.10
Net realized and
 unrealized (loss)
 gain on investments....  (0.27)     1.25      2.87      (2.77)    (2.69)
Distributions to
 shareholders:
  From net investment
  income................   0.00      0.19      0.11       0.10      0.10
  From net realized
  gain on investments...   0.00      0.00      0.00       0.00      0.00
                        ------------------------------------------------
Net (decrease) increase
in net asset value......  (0.19)     1.26      2.87      (2.77)    (2.69)
Net asset value:
  Beginning of period...  15.40     14.14     11.27      14.04     16.73
                        ------------------------------------------------
  End of period......... $15.21    $15.40    $14.14     $11.27    $14.04
                        ================================================

Net Assets, end of
period (000's omitted)..  $32,734   $33,252   $30,274   $24,456   $30,338
Total Return............  (1.23)%   10.27%    26.49%    (19.00%)  (15.49%)
Ratio of expenses
 to average net assets..   0.72%     0.78%     0.79%      0.72%     0.53%
Ratio of net investment
 income to average
 net assets.............   1.00%     1.32%     0.92%      0.85%     0.72%
Portfolio turnover......   0.01      0.08      0.25       0.02      0.003
Average commission rate
paid....................   0.0303    0.0498    0.0256     0.0191    0.0197
Number of shares
outstanding at end of
period..................   2,152,799 2,159,379 2,140,529  2,170,449 2,160,880

Per share data and
ratios assuming no
waiver of advisory fees:
   Expenses.............                                  0.10      0.10
   Net investment income                                  0.10      0.16
  Ratio of expenses to
average net                                               0.74%     0.63%
assets..................
   Ratio of net
investment income to                                      0.83%     0.62%
   Average net assets...


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)


                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
COMMON STOCK - 99.75%
           Advertising Industry -- 0.41%
  1,300    Monster Worldwide Incorporated*............     $     37,284
  1,200    Omnicom Group..............................           95,832
                                                             ----------
                                                                133,116
                                                             ----------

           Aerospace/Defense Industry -- 0.03%
    200    Rockwell Automation Incorporated............           9,742
                                                             ----------


           Air Transport Industry -- 0.21%
  1,400    Delta Air Lines Incorporated*...............           5,264
  2,200    Gateway Incorporated*.......................           7,260
  4,050    Southwest Airlines Company.................           56,417
                                                             ----------
                                                                 68,941
                                                             ----------

           Auto & Truck Industry -- 0.11%
    500    Cummins Incorporated.......................           37,305
                                                             ----------


           Auto Parts (OEM) Industry -- 0.23%
    700    Arvinmeritor...............................           12,453
    600    Superior Industries International..........           14,220
  1,300    Synovus Financial Corporation..............           37,271
  1,800    Visteon Corporation........................           10,854
                                                             ----------
                                                                 74,798
                                                             ----------



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Auto Parts (Replacement) Industry --
           2.12%
 16,850    Genuine Parts Company.....................           692,367
                                                            -----------


           Bank Industry -- 10.70%
  5,100    BB&T Corporation..........................           203,847
 28,202    Bank of America Corporation ..............         1,286,293
  3,000    Bank of New York Company Incorporated.....            86,340
    900    Capital One Financial.....................            72,009
  3,200    Citigroup Incorporated....................           147,936
    600    Keycorp...................................            19,890
  1,100    M & T Bank Corp. .........................           115,676
  1,100    PNC Financial Services Group...............           59,906
    900    State Street Corp..........................           43,425
  1,500    Suntrust Banks............................           108,360
  8,200    Wachovia Corporation......................           406,720
  5,704    Washington Mutual Incorporated............           232,096
 11,700    Wells Fargo and Company...................           720,486
                                                            -----------
                                                              3,502,984
                                                            -----------

           Bank (Midwest) Industry -- 2.32%
  1,100    Comerica Incorporated......................           63,580
  2,700    Fifth Third Bankcorp......................           111,159
  5,400    Mellon Bank Corporation...................           154,926
  3,700    National City Corporation.................           126,244
  1,100    Northern Trust.............................           50,149
  8,728    US Bankcorp...............................           254,858
                                                            -----------
                                                                760,916
                                                            -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Beverage (Soft Drink) Industry -- 2.56%
  2,500    Coca Cola Enterprises Incorporated.........           55,025
 14,510    Pepsico Incorporated.......................          782,524
                                                             ----------
                                                                837,549
                                                             ----------

           Business Services (Other) Industry --
           0.14%
  1,300    Sungard Data*..............................           45,721
                                                             ----------


           Chemical (Diversified) Industry --
           0.74%
  2,700    Air Products and Chemicals Incorporated....          162,810
  1,400    Millipore Corporation*.....................           79,422
                                                             ----------
                                                                242,232
                                                             ----------

           Chemical (Specialty) Industry -- 0.44%
  2,600    Praxair Incorporated.......................          121,160
    400    Sigma Aldrich Corporation..................           22,416
                                                             ----------
                                                                143,576
                                                             ----------

           Communication (Other) Industry -- 0.01%
  2,200    Ciena Corporation*..........................           4,598
                                                             ----------


           Computer Integrated Systems Design
           Industry -- 0.08%
    600    Fiserv Incorporated*.......................           25,734
                                                             ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Computer Related Business Services
           (Not Elsewhere Classified) Industry
           -- 0.08%
    300    Adaptec Incorporated*.......................           1,164
  2,700    Siebel System..............................           24,030
                                                            -----------
                                                                 25,194
                                                            -----------

           Computer & Peripherals Industry --
           3.61%
  3,200    3Com Corporation*..........................           11,616
  4,000    Apple Computer Incorporated*...............          147,240
 15,400    Dell Incorporated* ........................          607,684
  7,400    EMC Corporation/Mass*......................          101,454
 10,100    Hewlett Packard Company....................          237,451
  1,800    Ingram Micro Incorporated*.................           28,188
    124    MIPS Technologies, Inc. ...................              893
    900    Silicon Graphics Incorporated..............              639
 11,200    Sun Microsystems Incorporated*.............           41,776
                                                            -----------
                                                              1,176,941
                                                            -----------

           Computer Networks Industry -- 0.18%
  1,200    Comverse*..................................           28,356
  1,100    Network Appliance Incorporated*............           31,097
                                                            -----------
                                                                 59,453
                                                            -----------

           Computer Software & Services Industry
           -- 6.70%
  1,600    Adobe Systems Incorporated.................           45,776
  2,600    Automatic Data Processing Incorporated....           109,122
    400    Citrix Systems Incorporated*................           8,664


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Computer Software & Services Industry
           (Continued)
  3,750    Computer Associates International.........           103,050
  3,000    Compuware Corporation*.....................           21,570
  3,685    First Data Corporation....................           147,916
 52,600    Microsoft Corporation.....................         1,306,584
     49    Napster Incorporated*........................            206
    900    Nvidia Corporation*........................           24,048
 25,400    Oracle Corporation*.......................           335,280
  3,691    Veritas Software Company...................           90,060
                                                            -----------
                                                              2,192,276
                                                            -----------

           Consumer & Business Services Industry
           -- 0.23%
  1,500    Paychex Incorporated.......................           48,780
    200    Reynolds & Reynolds Class A.................           5,406
    800    Robert Half International Incorporated.....           19,976
                                                            -----------
                                                                 74,162
                                                            -----------

           Diversified Company Industry -- 0.53%
  2,100    Hillenbrand Industries....................           106,155
  2,500    Service Corporation International..........           20,050
  1,700    Thermo Electron Corporation*...............           45,679
                                                            -----------
                                                                171,884
                                                            -----------

           Drug Industry -- 3.59%
  1,600    AmerisourceBergen Corp....................           110,640
  4,600    Amgen Incorporated*.......................           278,116
  4,400    Eli Lilly and Company.....................           245,124
  4,200    Forest Labs Incorporated*.................           163,170



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------

           Drug Industry (Continued)
    700    Genzyme Corporation - General Division*......         42,063
    200    Indevus Pharmaceuticals*.....................            512
  1,200    King Pharmaceuticals*........................         12,504
  1,049    Medco Health Solutions Incorporated* ........         55,975
  8,700    Merck and Company Incorporated...............        267,960
                                                            -----------
                                                              1,176,064
                                                            -----------

           Drugstore Industry -- 1.75%
  2,200    Longs Drugstores Corporation...............           94,710
    800    Rite Aid Corporation*.......................           3,344
 10,300    Walgreen Company..........................           473,697
                                                            -----------
                                                                571,751
                                                            -----------

           Electric and Other Utility Services
           Combined Industry -- 0.13%
  4,500    Calpine Corporation*.......................           15,300
  2,100    Sierra Pacific Resources Incorporated*.....           26,145
                                                            -----------
                                                                 41,445
                                                            -----------

           Electric Utility (West) Industry --
           0.50%
  7,000    Puget Energy Incorporated.................           163,660
                                                            -----------


           Electrical Equipment Industry -- 0.94%
  1,600    Avnet Inccorporated*.......................           36,048
  1,800    Emerson Electric Company..................           112,734
  1,600    Grainger, WW Incorporated..................           87,664
  1,600    Maxim Integrated Products..................           61,152



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Electrical Equipment Industry
           (Continued)
    300    Qlogic Corporation*.........................           9,261
                                                             ----------
                                                                306,859
                                                             ----------

           Electronics Industry -- 0.02%
    200    Scientific Atlanta..........................           6,654
                                                             ----------


           Entertainment Industry -- 0.25%
    800    Univision*.................................           22,040
  2,400    Walt Disney Company........................           60,432
                                                             ----------
                                                                 82,472
                                                             ----------

           Environmental Industry -- 0.54%
  7,200    AutoNation Incorporated*...................          147,744
  1,000    Flowserve Corporation*.....................           30,260
                                                             ----------
                                                                178,004
                                                             ----------

           Financial Services Industry -- 5.01%
  7,800    American Express Company...................          415,194
  1,700    Deluxe Corporation.........................           69,020
  3,400    Franklin Resources Incorporated............          261,732
    338    Gartner Group Incorporated Class B..........           3,579
  1,000    H&R Block Incorporated.....................           58,350
    900    Janus Capital..............................           13,536
  5,400    MBNA Corporation...........................          141,264
  6,040    Morgan Stanley.............................          316,919


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Financial Services Industry
           (Continued)
    400    Price T Rowe...............................           25,040
  2,100    Prudential Financial......................           137,886
 17,550    Schwab (Chas) Corporation.................           197,964
                                                            -----------
                                                              1,640,484
                                                            -----------

           Food Processing Industry -- 3.26%
  1,100    Campbell Soup..............................           33,847
  4,400    General Mills Incorporated................           205,876
  3,100    Kellogg Company...........................           137,764
  8,800    The Hershey Company.......................           546,480
  2,100    Wm Wrigley Jr Company.....................           144,564
                                                            -----------
                                                              1,068,531
                                                            -----------

           Food Wholesalers Industry -- 1.32%
 11,900    Sysco Corporation.........................           430,661
                                                            -----------

           Foreign Telecommunication Industry --
           0.08%
 10,400    Nortel Networks Corporation................           27,144
                                                            -----------


           Furniture/Home Furnishings Industry
           -- 0.11%
  1,400    Leggett & Platt............................           37,212
                                                            -----------


           Grocery Industry -- 0.10%
  1,652    Albertsons Incorporated....................           34,163
                                                            -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Healthcare Information Systems
           Industry -- 0.49%
  3,600    McKesson HBOC Incorporated.................          161,244
                                                             ----------

           Healthcare Plans Industry -- 0.17%
    800    WellPoint Incorporated*....................           55,712
                                                             ----------

           Home Appliance Industry -- 0.11%
    500    Maytag Corporation..........................           7,830
    400    Whirlpool Corporation......................           28,044
                                                             ----------
                                                                 35,874
                                                             ----------

           Homebuilding Industry -- 0.14%
  1,200    D.R. Horton Incorporated...................           45,132
                                                             ----------

           Household Products Industry -- 0.14%
  1,982    Newell Rubbermaid Incorporated.............           47,251
                                                             ----------

           Independent Oil & Gas Industry -- 0.03%
    200    EOG Resources..............................           11,360
                                                             ----------

           Industrial Services Industry -- 0.11%
    600    Nabors Industries Limited*.................           36,372
                                                             ----------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Insurance (Diversified) Industry --
           4.51%
    100    Aetna Incorporated..........................           8,282
 11,773    American International Group..............           684,011
  1,200    Lincoln National Corporation...............           56,304
  4,000    Lowe's Companies Incorporated.............           232,880
    600    MBIA Incorporation.........................           35,586
  1,500    MGIC Investment Corporation................           97,830
  2,400    Marsh and Mclennan Companies...............           66,480
  4,213    St. Paul Travelers Companies..............           166,540
  7,000    UnumProvident Corporation.................           128,240
                                                            -----------
                                                              1,476,153
                                                            -----------

           Insurance (Life) Industry -- 0.46%
  2,000    AFLAC Incorporated.........................           86,560
    900    Jefferson Pilot Corporation................           45,378
  1,000    Providian Financial Corporation*...........           17,630
                                                            -----------
                                                                149,568
                                                            -----------

           Insurance (Property/Casualty)
           Industry -- 2.39%
  4,400    Allstate Corporation......................           262,900
  1,100    American National Insurance...............           125,301
    900    Chubb Corporation..........................           77,049
    661    Cincinnati Financial.......................           26,149
  1,400    Hartford Financial Services Group.........           104,692
  1,500    Progressive Corporation...................           148,215
    700    Safeco Corporation.........................           38,038
                                                            -----------
                                                                782,344
                                                            -----------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Internet Auction Industry -- 0.34%
  3,400    EBay Incorporated*.........................          112,234
                                                             ----------


           Internet Services Industry-- 0.39%
  3,700    Yahoo Incorporated*........................          128,205
                                                             ----------


           Manufacturing -
           Communication/Industrial Products
           Industry -- 0.02%
  4,700    JDS Uniphase*...............................           7,144
                                                             ----------


           Manufacturing (Electronics) Industry
           -- 0.40%
  2,100    American Power Conversion..................           49,539
  3,125    Molex Incorporated.........................           81,375
                                                             ----------
                                                                130,914
                                                             ----------

           Manufacturing - Electronics, Not
           Elsewhere Classified Industry -- 0.29%
    400    Novellus Systems Incorporated*..............           9,884
  6,125    Symbol Technologies Incorporated ..........           60,454
    900    Thomas and Betts Corporation*..............           25,416
                                                             ----------
                                                                 95,754
                                                             ----------

           Manufacturing (General) Industry --
           0.43%
  1,800    Diebold Incorporated.......................           81,198
    900    Lexmark International*.....................           58,347
                                                             ----------
                                                                139,545
                                                             ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Machinery Industry -- 0.23%
    200    Snap On Incorporated........................           6,860
  1,500    Stanley Works..............................           68,310
                                                             ----------
                                                                 75,170
                                                             ----------

           Machinery (Construction & Mining)
           Industry -- 0.42%
  2,100    Deere and Company..........................          137,529
                                                             ----------


           Management Services Industry -- 0.19%
  1,300    Convergys Corporation*.....................           18,486
  1,000    KLA-Tencor Corporation.....................           43,680
                                                             ----------
                                                                 62,166
                                                             ----------

           Medical - Clinical Supplies & Services
           Industry -- 0.19%
    400    Laboratory Corporation*....................           19,960
    800    Quest Diagnostics Incorporated.............           42,616
                                                             ----------
                                                                 62,576
                                                             ----------

           Medical Services Industry -- 1.66%
  2,600    IMS Health.................................           64,402
  9,200    Unitedhealth Group Incorporated ...........          479,688
                                                             ----------
                                                                544,090
                                                             ----------

           Medical Supplies Industry -- 5.12%
  8,100    Abbott Laboratories........................          396,981
  2,200    Baxter International Incorporated..........           81,620
    700    Becton Dickinson and Company...............           36,729
  3,475    Biomet Incorporated........................          120,339



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Medical Supplies Industry (Continued)
  4,800    Boston Scientific Corporation*............           129,600
  1,000    Guidant Corporation........................           67,300
  7,600    Medtronic Incorporated....................           393,604
  9,400    Stryker Corporation.......................           447,064
    116    Viasys Healthcare Incorporated* ............           2,620
                                                            -----------
                                                              1,675,857
                                                            -----------

           Metal Fabricating Industry - 1.14%
  4,700    Illinois Tool Works Incorporated..........           374,496
                                                            -----------


           Metals & Mining (Diversified)
           Industry -- 0.46%
  4,000    Inco Limited..............................           151,000
                                                            -----------


           Natural Gas (Distribution) Industry
           -- 0.47%
  4,600    WGL Holdings..............................           154,744
                                                            -----------


           Natural Gas (Diversified) Industry --
           0.68%
  5,500    Keyspan Corporation.......................           223,850
                                                            -----------


           Newspaper Industry -- 0.67%
  2,500    Gannett Incorporated......................           177,825
  1,190    Tribune Company............................           41,864
                                                            -----------
                                                                219,689
                                                            -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Office Equipment & Supplies Industry
           -- 0.99%
  2,300    Ikon Office Solutions Incorporated.........           21,873
    400    Imagistics International*..................           11,200
  1,000    Office Depot Incorporated*.................           22,840
  5,000    Pitney Bowes Incorporated..................          217,750
  1,050    Staples Incorporated.......................           22,355
  2,100    Xerox Corporation*.........................           28,959
                                                             ----------
                                                                324,977
                                                             ----------

           Oil and Mining Services Industry --
           0.08%
  3,200    Global Industries Limited*.................           27,200
                                                             ----------


           Oil Exploration Industry -- 0.03%
    212    Cimarex Energy Company* ....................           8,249
                                                             ----------


           Oilfield Services/Equipment Industry
           -- 0.88%
    200    Cooper Cameron Corporation*................           12,410
    400    Ensco International Incorporated...........           14,300
  1,266    Global Santa Fe Corporation................           51,653
    400    Helmerich and Payne Incorporated...........           18,768
    595    National-Oil Well Incorporated*............           28,286
    600    Noble Corporation..........................           36,906
    700    Rowan Companies Incorporated*..............           20,797
  1,936    Transocean Incorporated* ..................          104,486
                                                             ----------
                                                                287,606
                                                             ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Packaging & Container Industry -- 1.08%
  3,100    Aptargroup Inc. ...........................          157,480
  1,800    Bemis Company Incorporated.................           47,772
  2,700    Sealed Air Corporation*....................          134,433
    550    Sonoco Products Company....................           14,575
                                                             ----------
                                                                354,260
                                                             ----------

           Paper & Forest Products Industry --
           0.19%
     48    Kadant Incorporated*........................           1,053
  1,700    Plum Creek Timber..........................           61,710
                                                             ----------
                                                                 62,763
                                                             ----------

           Petroleum (Integrated) Industry --
           1.95%
 10,116    Devon Energy Corporation...................          512,679
  2,400    Murphy Oil Corporation.....................          125,352
                                                             ----------
                                                                638,031
                                                             ----------

           Petroleum (Producing) Industry -- 1.60%
  5,664    Anadarko Petroleum Corporation.............          465,298
    400    Apache Corporation.........................           25,840
    600    Pogo Producing Company.....................           31,152
                                                             ----------
                                                                522,290
                                                             ----------

           Pharmaceutical Research and
           Development Industry -- 0.07%
    580    Hospira Incorporated*......................           22,620
                                                             ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Publishing Industry -- 0.27%
  2,000    Mcgraw Hill Company Incorporated...........           88,500
                                                             ----------


           Railroad Industry -- 0.70%
  2,300    CSX Corp...................................           98,118
  4,200    Norfolk Southern Corporation...............          130,032
                                                             ----------
                                                                228,150
                                                             ----------

           Real Estate Investment Trust Industry
           -- 0.54%
  5,300    Equity Office Properties...................          175,430
                                                             ----------


           Real Estate (Other) Industry -- 1.49%
 11,200    AMB Property...............................          486,416
                                                             ----------


           Recreation Industry -- 0.03%
  2,000    Six Flags Incorporated*.....................           9,300
                                                             ----------


           Rental & Leasing Industry -- 0.07%
  1,200    United Rentals*............................           24,252
                                                             ----------


           Restaurant Industry -- 0.07%
    700    Darden Restaurants Incorporated............           23,086
                                                             ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Retail Building Supply Industry --
           1.47%
 12,400    Home Depot Incorporated....................          482,360
                                                             ----------


           Retail (Special Lines) Industry --
           0.11%
  1,100    Tiffany & Co ..............................           36,036
                                                             ----------


           Retail Store Industry -- 1.99%
  1,400    American Eagle.............................           42,896
    800    BJ's Wholesale Club Incorporated*..........           25,992
  4,300    Borders Group, Incorporated................          108,833
  3,200    CVS Corporation............................           93,024
  2,176    Dollar General.............................           44,303
  4,200    Federated Department Stores................          307,776
    100    Foot Locker Inc. ...........................           2,722
    271    Neiman Marcus Class B*.....................           26,206
                                                             ----------
                                                                651,752
                                                             ----------

           Retail - Televisions, Radios, and
           Electronics Industry -- 0.37%
  1,050    Best Buy...................................           71,977
  2,500    Circuit City Corporation...................           43,225
    200    RadioShack Corporation......................           4,634
                                                             ----------
                                                                119,836
                                                             ----------

           Securities Brokerage Industry -- 0.71%
  4,200    Merrill Lynch and Company Incorporated.....          231,042
     87    Piper Jaffray Companies*....................           2,647
                                                             ----------
                                                                233,689
                                                             ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Semiconductor Capital Equipment
           Industry -- 0.29%
  5,900    Applied Materials Incorporated.............           95,462
                                                             ----------


           Semiconductor Industry -- 2.71%
  1,800    Altera*....................................           35,640
  2,200    Analog Devices Incorporated................           82,082
  1,200    Broadcom Corporation*......................           42,636
 21,500    Intel Corporation..........................          559,430
  1,800    LSI Logic*.................................           15,282
  2,200    Micron Technology Incorporated*............           22,462
    947    Mykrolis Corporation*......................           13,457
  1,800    National Semiconductor Company.............           39,654
  1,400    Texas Instruments..........................           39,298
  1,500    Xilinx Inc Com.............................           38,250
                                                             ----------
                                                                888,191
                                                             ----------

           Specialty Eateries Industry -- 0.02%
    100    Starbucks Corporation*......................           5,166
                                                             ----------


           Steel (General) Industry -- 0.02%
    400    Worthington Industries Incorporated.........           6,320
                                                             ----------


           Telecommunication Equipment Industry
           -- 1.63%
    200    ADCT Telecommunications*....................           4,354
  1,800    Agilent Technologies Incorporated*.........           41,436
    300    Andrew Corporation*.........................           3,828


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Telecommunication Equipment Industry
           (Continued)
 24,700    Cisco Systems Incorporated*...............           471,276
  1,400    Tellabs Incorporated*......................           12,180
                                                            -----------
                                                                533,074
                                                            -----------

           Telecommunication Services Industry
           -- 4.21%
  6,500    A T & T Corporation.......................           123,760
  1,800    Alltel Corporation........................           112,104
 10,700    Bellsouth Corporation.....................           284,299
  2,900    Nextel Communication*......................           93,699
  5,600    Qualcomm Incorporated.....................           184,856
 14,747    SBC Communications Incorporated...........           350,241
  9,100    Sprint Corporation (FON Group) ...........           228,319
                                                            -----------
                                                              1,377,278
                                                            -----------

           Thrift Industry -- 2.84%
  4,300    Federal Home Loan Mortgage Association....           280,489
 11,100    Federal National Mortgage Association.....           648,240
                                                            -----------
                                                                928,729
                                                            -----------

           Toiletries/Cosmetics Industry -- 0.72%
  6,200    Avon Products Incorporated................           234,670
                                                            -----------


           Transportation Industry -- 0.47%
  3,100    Harley-Davidson Incorporated..............           153,760
                                                            -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                                Value
 Quantity                                                      (Note 1)
 --------                                                      --------
           Transportation Services (Not
           Elsewhere Classified) Industry --
           1.47%
  1,278    Sabre Holdings Corporation..................          25,496
  6,600    United Parcel Service.......................         456,456
                                                            -----------
                                                                481,952
                                                            -----------


           Total common stocks (cost $22,724,256) .....      32,651,971
                                                            -----------


CASH & OTHER ASSETS, LESS LIABILITIES - 0.25%..........          82,415
                                                          -------------

Total Net Assets.......................................   $  32,734,386
                                                          =============


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005


1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value.If a particular security's market price is not available, the Trust will determine the appropriate price based on its "fair value." This means that the Trust may value such securities at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At June 30, 2005, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $11,009,258. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,081,543.
   Net unrealized appreciation in investments at June 30, 2005 was $9,927,715. The Trust also had $5,331 in post-October capital losses for the year ended December 31, 2004.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005

                                   (Continued)

   At December 31, 2004, the Trust has capital loss carryforwards with the following expiration dates:
      2010....................................          586,084
      2011....................................        1,417,875
                                                  -------------
                                                  $   2,003,959
                                                  =============
3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor"). The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.
   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the six months ended June 30, 2005, the Trust paid to F.L. Putnam $16,051 and $24,077 to PanAgora in investment advisory fees. F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust through March 15, 2002 in order to assist the Trust in commencing operations. On March 15, 2002, the Board of Trustees determined that F.L. Putnam should receive compensation for its services. At June 30, 2005, investment advisory fees of $20,245 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $8,098 was due to F.L. Putnam and $12,147 was due to PanAgora.
4. Independent Public Accountant, Administration and Transfer Agent services:
   Livingston & Haynes, P.C. serves as independent public accountant to the Trust. At June 30, 2005, auditing fees of $8,279 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities and "Audit and accounting fees" in the accompanying Statement of Operations.
   The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000.
5. Related parties:
   David W.C. Putnam, the President, Secretary and a trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser.
   Christopher Y. Williams, the Chief Compliance Officer of the Trust, is also the President of Cardinal Investment Services, Incorporated, the Trust's

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005

                                   (Continued)


   administrator and transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer for the periods ending June 30, 2005 and December 31, 2004.
6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2005 were:

      Cost of securities acquired:
      U.S. Government and investments backed by
       such securities.........................           $          --
      Other investments........................                 357,067
                                                          -------------
                                                          $     357,067
                                                          =============

    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities........................            $          --
      Other investments.......................                  317,163
                                                          -------------
                                                          $     317,163
                                                          =============
7. Certain Transactions:
It is the Trust's intention, as authorized by the Board of the Trustees of the
   Trust, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time and in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price which is no higher than the current net asset value of such shares.
8. Distribution to Shareholders:
   On December 3, 2004, a distribution of $0.19 per share was declared. The dividend was paid on December 27, 2004 to shareholders of record on December 21, 2004. The tax character of distributions paid during 2004 and 2003 was as follows:
                                               2004            2003
       Distributions paid from:
          Ordinary income................. $   406,388     $   242,471
                                           ===========     ===========

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES

                                                             LENGTH OF SERVICE
NAME                                          POSITION       TERM OF OFFICE
--------------------------------------        ----------     ------------------
HOWARD R. BUCKLEY                             Trustee        Since 1996;
Born: April 24, 1937                                         Indefinite
President, Chief Executive Officer and
Director, (Retired) Mercy Health
System of Maine

SISTER ANNE MARY DONOVAN                      Trustee        Since 1996;
Born: March 31, 1941                                         Indefinite
Treasurer, Emmanuel College

DR. LORING E. HART                            Trustee        Since 1998;
Born: September 22, 1924                                     Indefinite
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                     Trustee        Since 1996;
Born: November 17, 1931                                      Indefinite
Former President, Regional Community of
Portland, Sisters of Mercy of the Americas

DAVID W.C. PUTNAM                             President,     Since 1996;
Born: October 8, 1939                         Secretary and  Indefinite
President                                     Trustee
F.L. Putnam Securities Company, Incorporated

REV. MSGR. VINCENT TATARCZUK                  Trustee        Since 1998;
Born: April 12, 1925                                         Indefinite
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.              Trustee        Since 1998;
Born:February 21, 1944                                       Indefinite
Physician; Principal, Ambulatory
Surgical Centers of America, L.L.C.

CHRISTOPHER Y. WILLIAMS                       Chief          Since 1996 (and
President, Cardinal Investment Servies, Inc.  Compliance     2004 as CCO;
                                              Officer, Asst. Indefinite
                                              Secretary and
                                              Asst.
                                              Treasurer


REV. MR. JOEL M. ZIFF                         Trustee and    Since 1996;
Born: October 10, 1932                        Chairman -     Indefinite
Director of Finance, Sisters of Mercy         Audit Committee
Regional Community of Merion


The address for each officer and trustee shown above is 579 Pleasant Street, Suite 4, Paxton, MA 01612. Additional information regarding the Trust's officers and trustees may be found in the Statement of Additional Information accompanying the Trust's Prospectus




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                       This Page Intentionally Left Blank







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                          PRINCIPLED EQUITY MARKET FUND



                               INVESTMENT ADVISER
                   F.L. Putnam Investment Management Company
               20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                  SUB-ADVISOR
                         PanAgora Asset Management, Inc.
          260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110

                                   CUSTODIAN
                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                         INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 LEGAL COUNSEL
                             Thorp Reed & Armstrong
               One Oxford Center, Pittsburgh, Pennsylvania 15219

                              Sullivan & Worcester
              One Post Office Square, Boston, Massachusetts 02109





This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.


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ITEM 2. CODE OF ETHICS

This information was filed with the Registrant's annual annual report on Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

This information was filed with the Registrant's annual annual report on Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Dr. Loring E. Hart, Sr. Mary Laboure Morin, Reverend Vincent Tatarczuk, and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSR.


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ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

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Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust, which can include delegation of certain proxy voting decisions to the Trust's Chief Compliance Officer, subject to continuing oversight by the Board.



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ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) William G. Zink, Director of Structured Investments at PanAgora Asset Management, Inc. ("PanAgora") since April 1998. Mr. Zink has been with PanAgora since September 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                (A) 0 accounts $0 AUM (RICs)
                (B) 10 accounts $309,729,346 AUM (pooled investment vehicles)
                (C) 0 accounts $0 AUM (other accounts)
        (iii) number of aaccounts and AUM that charge performance based fee is zero (0)
        (iv) Material conflicts between investment strategy for the Principled Equity Market Fund and other portfolios managed. Material conflicts in allocation of different portfolios. N/A

(a)(3) Describe compensation of portfolio manager. Based on performance? Fixed? Value of assets in portfolio?

(a)(4) Portfolio managers investment in fund? None
(a)(4)(b) N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2004          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JAN 1-31
FEB 1-29
MAR 1-31        762             $14.85         762           107,207
APR 1-30      7,138             $14.21       7,138           100,069
MAY 1-31
JUN 1-30

TOTAL         7,900             $14.27       7,900           100,717

FOOTNOTES TO TABLE
(a)  The Plan was announced December 31, 2004.
(b) Share amount approved is equal to 5% of shares outstanding at December 31, 2004; 107,969 shares
(c)  The expiration date of the plan is December 31, 2005
(d)  Not aplicable
(e)  Not applicable


ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None


ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications




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